Acquisitions - Summary of acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets acquired:
Cash	$ 299,329		$ 73,542	$ 42,310
Accounts receivable, net	64,570		28,830
Prepaid expenses and other current assets	35,667		10,140
Inventory	391,195		197,991
Biological assets	78,600		46,210	19,197
Property, plant and equipment, net	379,720		242,855	129,812
Right-of-use assets	285,111		267,168	82,794
Other assets	22,048		35,135
Intangible assets :
Intangible assets	1,010,008		707,634	185,635
Net deferred tax liability	(299,333)		(200,805)
Licenses
Intangible assets :
Intangible assets	836,984		536,287	182,969
Service agreements
Intangible assets :
Intangible assets	9,283		9,936
Non-compete agreements
Intangible assets :
Intangible assets	22,800		24,008	$ 745
Arrow
Assets acquired:
Cash			711
Inventory			508
Property, plant and equipment, net			1,854
Right-of-use assets			2,058
Intangible assets :
Liabilities assumed			(5,885)
Consideration transferred			37,681
Arrow | Licenses
Intangible assets :
Intangible assets			38,435
Blue Kudu
Assets acquired:
Cash			276
Accounts receivable, net			350
Inventory			123
Property, plant and equipment, net			56
Right-of-use assets			812
Intangible assets :
Liabilities assumed			(1,469)
Consideration transferred			3,993
Blue Kudu | Licenses
Intangible assets :
Intangible assets			$ 3,845
OGT
Intangible assets :
Consideration transferred	20,000
OGT | Licenses
Intangible assets :
Intangible assets	$ 20,000	$ 20,000